Mutual Fund Series Trust

November 2, 2017 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                  Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for the funds listed below, does not differ from that contained in the Registrant's Post-Effective Amendment No. 340, which was filed with the Commission on October 27, 2017 and (ii) that Post-Effective Amendment No. 340 has been filed electronically with the Commission.

Catalyst Small-Cap Insider Buying Fund
Catalyst Insider Buying Fund
Catalyst MLP & Infrastructure Fund
Catalyst Buyback Strategy Fund
Catalyst/Groesbeck Growth of Income Fund
Catalyst/MAP Global Equity Fund
Catalyst/Lyons Tactical Allocation Fund
Catalyst Dynamic Alpha Fund
Catalyst IPOx Allocation Fund

Very truly yours,

_/s/ Jennifer Bailey_______

Jennifer Bailey

Secretary